Leases - Other lease disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating cash flows from finance leases	$ 7,408	$ 8,177
Operating cash flows from operating leases	1,009	1,129
Financing cash flows from finance leases	7,541	6,772
Right-of-use assets obtained in exchange for new operating lease liabilities	1,954
Finance Leases
2023	14,949
2024	14,949
2025	14,949
2026	14,949
2027	14,949
Thereafter	10,683
Total lease payments	85,428
Less: imputed interest	(24,093)
Total finance lease liabilities	61,335	68,876
Operating Leases
2023	1,324
2024	850
2025	641
2026	350
2027	72
Thereafter	868
Total lease payments	4,105
Less: imputed interest	(685)
Total operating lease liabilities	3,420	2,388
Total
2023	16,273
2024	15,799
2025	15,590
2026	15,299
2027	15,021
Thereafter	11,551
Total lease payments	89,533
Less: imputed interest	(24,778)
Present value of lease liabilities	64,755
Lessor Disclosure [Abstract]
Lease income	$ 6,539	$ 6,312
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag	Lease income	Lease income